Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated and combined (thereafter referred to as “consolidated”) financial statements have been prepared from the Parent’s historical accounting records and are presented on a stand-alone basis. The Parent owns a residual interest in proceeds from the sale of Sponsor B Units, which are not presented as part of these stand-alone consolidated financial statements and footnotes. All inter-company balances and transactions have been eliminated upon consolidation and combination. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated statements of operations include all revenues and costs directly attributable to Owl Rock. The consolidated statements of financial condition of Owl Rock include assets and liabilities of the Parent that are specifically identifiable or otherwise attributable to the Company. Management of Owl Rock and the Parent consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to Owl Rock.

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported consolidated results of operations.

Basis of Presentation

The accompanying consolidated and combined (thereafter referred to as “consolidated”) financial statements have been prepared from the Parent’s historical accounting records and are presented on a stand-alone basis. The Parent owns a residual interest in proceeds from the sale of Sponsor B Units, which are not presented as part of these stand-alone consolidated financial statements and footnotes. All inter-company balances and transactions have been eliminated upon consolidation and combination. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated statements of operations include all revenues and costs directly attributable to Owl Rock. The consolidated statements of financial condition of Owl Rock include assets and liabilities of the Parent that are specifically identifiable or otherwise attributable to the Company. Management of Owl Rock and the Parent consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to Owl Rock.

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates and such differences could be material to the consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates and such differences could be material to the consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The Company consolidates those entities in which it has a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. The Company determines whether an entity should be consolidated by first evaluating whether it holds a variable interest in the entity. Entities that are not variable interest entities (“VIEs”) are further evaluated for consolidation under the voting interest model (“VOE”).

An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the expected losses or right to receive the expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.

Fees that are customary and commensurate with the level of services provided by the Company, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, would not be considered a variable interest. The Company factors in all economic interests, including proportionate interests through related parties, to determine if fees are considered a variable interest. Where the Company’s interests in funds are primarily management fees, incentive fees, and/or insignificant direct or indirect equity interests through related parties, the Company is not considered to have a variable interest in such entities.

The Company consolidates all VIEs for which it is the primary beneficiary. An entity is determined to be the primary beneficiary if it holds a controlling financial interest, which is defined as having (a) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE.

The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and continuously reconsiders that conclusion. In evaluating whether the Company is the primary beneficiary, the Company evaluates its direct and indirect economic interests in the entity. The consolidation analysis is generally performed qualitatively, however, if the primary beneficiary is not readily determinable, a quantitative analysis may also be performed. This analysis requires judgment, including: (1) determining whether the equity investment at risk is sufficient to permit the entity to finance its activities without additional subordinated financial support, (2) evaluating whether the equity holders, as a group, can make decisions that have a significant effect on the success of the entity, (3) determining whether two or more parties’ equity interests should be aggregated, (4) determining whether the equity investors have proportionate voting rights to their obligations to absorb losses or rights to receive returns from an entity and (5) evaluating the nature of relationships and activities of the parties involved in determining which party within a related-party group is most closely associated with a VIE and hence would be deemed the primary beneficiary.

Principles of Consolidation

The Company consolidates those entities in which it has a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. The Company determines whether an entity should be consolidated by first evaluating whether it holds a variable interest in the entity. Entities that are not variable interest entities (“VIEs”) are further evaluated for consolidation under the voting interest model (“VOE”).

An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the expected losses or right to receive the expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.

Fees that are customary and commensurate with the level of services provided by the Company, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, would not be considered a variable interest. The Company factors in all economic interests, including proportionate interests through related parties, to determine if fees are considered a variable interest. Where the Company’s interests in funds are primarily management fees, incentive fees, and/or insignificant direct or indirect equity interests through related parties, the Company is not considered to have a variable interest in such entities.

The Company consolidates all VIEs for which it is the primary beneficiary. An entity is determined to be the primary beneficiary if it holds a controlling financial interest, which is defined as having (a) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE.

The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and continuously reconsiders that conclusion. In evaluating whether the Company is the primary beneficiary, the Company evaluates its direct and indirect economic interests in the entity. The consolidation analysis is generally performed qualitatively, however, if the primary beneficiary is not readily determinable, a quantitative analysis may also be performed. This analysis requires judgment, including: (1) determining whether the equity investment at risk is sufficient to permit the entity to finance its activities without additional subordinated financial support, (2) evaluating whether the equity holders, as a group, can make decisions that have a significant effect on the success of the entity, (3) determining whether two or more parties’ equity interests should be aggregated, (4) determining whether the equity investors have proportionate voting rights to their obligations to absorb losses or rights to receive returns from an entity and (5) evaluating the nature of relationships and activities of the parties involved in determining which party within a related-party group is most closely associated with a VIE and hence would be deemed the primary beneficiary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents of the Company include demand deposit accounts.

As of March 31, 2021 and December 31, 2020, the Company had cash balances with financial institutions in excess of Federal Deposit Insurance Corporation insured limits. The Company monitors the credit standing of these financial institutions.

Cash and Cash Equivalents

Cash and cash equivalents of the Company include demand deposit accounts.

As of December 31, 2020 and 2019, the Company had cash balances with financial institutions in excess of Federal Deposit Insurance Corporation insured limits. The Company monitors the credit standing of these financial institutions.

Net Capital Requirement

Net Capital Requirement

As a registered broker-dealer, Securities is subject to SEC Rule 15c3-1, which requires the maintenance of minimum net capital in excess of the greater of $5 and 6.67% of aggregate indebtedness. As of March 31, 2021 and December 31, 2020, Securities’ net capital was in excess of minimum requirements.

Net Capital Requirement

As a registered broker-dealer, Securities is subject to SEC Rule 15c3-1, which requires the maintenance of minimum net capital in excess of the greater of $5 and 6.67% of aggregate indebtedness. As of December 31, 2020 and 2019, Securities’ net capital was in excess of minimum requirements.

Leases

Leases

Right-of-use assets and liabilities related to operating leases are included within operating lease assets and operating lease liabilities, respectively, in the Company’s consolidated statements of financial position. The Company adopted accounting standards update (“ASU”) 2016-02, Leases (Topic 842), as amended, on January 1, 2021 (“ASC 842”). The Company did not restate prior periods and there were no adjustments to retained earnings upon adoption of ASC 842. The Company applied the package of practical expedients permitted under the transition guidance within the new standard, including carrying forward the historical lease classification and not reassessing whether certain costs capitalized under the prior guidance are eligible for capitalization under ASC 842. The adoption of ASC 842 resulted in the recognition of $13.8 million and $14.4 million of operating lease assets and liabilities, respectively, with the net of these amounts offsetting the deferred rent credit liability in existence immediately prior to adoption.

The Company determines if an arrangement is a lease at inception. Right-of-use lease assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Right-of-use lease assets represent the Company’s right to use a leased asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company does not recognize right-of-use lease assets and lease liabilities for leases with an initial term of one year or less.

As the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on information available at the lease commencement date in determining the present value of lease payments. The determination of an appropriate incremental borrowing rate requires judgment. The Company determines its incremental borrowing rate based on data for instruments with similar characteristics, including recently issued debt, as well as other factors.

The operating lease assets include any lease payments made and include lease incentives. Lease terms include options to extend or terminate when it is reasonably certain that the Company will exercise that option. In addition, the Company separates lease and non-lease components embedded within lease agreements.

Lease expense for operating lease payments, which is comprised of amortization of right-of-use assets and interest accretion on lease liabilities, is generally recognized on a straight-line basis over the lease term and included within general, administrative and other expenses in the consolidated statements of operations. Amortization of right-of-use lease assets related to finance leases is included within general, administrative and other expenses and interest accretion on lease liabilities related to finance leases is included within interest expense.

Other Assets

Other Assets

Other assets include deferred transaction costs, deferred tax assets, fixed assets, capital contribution receivable, prepaid expenses and other. Fixed assets, consisting of furniture, fixtures and equipment, leasehold improvements, computer hardware, and internal-use software, are recorded at cost, less accumulated depreciation and amortization.

Direct costs associated with developing, purchasing, or otherwise acquiring software for internal use are capitalized and amortized on a straight-line basis over the expected useful life of the software, beginning when the software is ready for its intended purpose. Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred.

Fixed assets are depreciated or amortized on a straight-line basis over an asset’s estimated useful life, with the corresponding depreciation and amortization expense included within general, administrative and other expenses on the Company’s consolidated statements of operations. The estimated useful life for leasehold improvements is the lesser of the remaining lease term and the life of the asset, while other fixed assets and internal-use software are generally depreciated between two and seven years. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Direct and incremental costs incurred in connection with the Blue Owl transaction are capitalized and deferred in the consolidated statements of financial condition within other assets. These costs will be recorded as a reduction of capital when the transaction becomes effective.

Other Assets

Other assets include fixed assets, capital contribution receivable, prepaid expenses and other. Fixed assets, consisting of furniture, fixtures and equipment, leasehold improvements, computer hardware, and internal-use software, are recorded at cost, less accumulated depreciation and amortization.

Direct costs associated with developing, purchasing, or otherwise acquiring software for internal use are capitalized and amortized on a straight-line basis over the expected useful life of the software, beginning when the software is ready for its intended purpose. Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred.

Fixed assets are depreciated or amortized on a straight-line basis over an asset’s estimated useful life, with the corresponding depreciation and amortization expense included within general, administrative and other expenses on the Company’s consolidated statements of operations. The estimated useful life for leasehold improvements is the lesser of the remaining lease term and the life of the asset, while other fixed assets and internal-use software are generally depreciated between two and seven years. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Direct and incremental costs incurred in connection with the Blue Owl transaction are capitalized and deferred in the consolidated statements of financial condition within other assets. These costs will be recorded as a reduction of capital when the transaction becomes effective.

Distributions	Distributions Distributions to members are determined in accordance with the Company’s operating agreements and are recorded on the payment date.	Distributions Distributions to members are determined in accordance with the Company’s operating agreements and are recorded on the payment date.
Non-controlling Interests

Non-controlling Interests

Non-controlling interests in consolidated subsidiaries reflect third-party investor capital in operating subsidiaries. The allocation of net income or loss to non-controlling interests is based on the relative ownership interests of the third-party investors.

Non-controlling Interests

Non-controlling interests in consolidated subsidiaries reflect third-party investor capital in operating subsidiaries. The allocation of net income or loss to non-controlling interests is based on the relative ownership interests of the third-party investors.

Revenue Recognition

Revenue Recognition

Revenues consist primarily of management fees, incentive fees and administrative and other transaction fees. Effective January 1, 2018, the Company adopted the Financial Accounting Standards Board (“FASB”) Topic 606 (“ASC 606”), Revenue from Contracts with Customers.

Pursuant to ASC 606, the Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Under this standard, revenue is based on a contract with a determinable transaction price and distinct performance obligations with probable collectability. Revenues cannot be recognized until the performance obligation(s) are satisfied and control is transferred to the customer.

Management Fees

Management fees are recognized over the period in which the investment management services are performed because customers simultaneously consume and receive benefits continuously over time. Payment terms and fee rates of management fees vary by fund. Management fees are generally based upon a defined percentage of average fair value of gross assets (excluding cash) or average fair value of gross assets (excluding cash) plus undrawn commitments in the case of the Company’s business development companies (“BDCs”), or fair value of gross assets (excluding cash), fair value of investments plus undrawn commitments, or invested capital in the case of the Company’s long-dated private funds (“Private Debt funds”) and separately managed accounts (“Managed Accounts”). The contractual terms of management fees vary by fund structure and investment strategy.

Management fees also include a fee based on the net investment income of the Company’s BDCs, Owl Rock Capital Corporation, Owl Rock Capital Corporation II, Owl Rock Technology Finance Corp. and Owl Rock Core Income Corp. (and should such BDC be listed in the future, Owl Rock Capital Corporation III, collectively, “BDC Part I Fees”), which are subject to performance hurdles. Such BDC Part I Fees are classified as management fees in the consolidated statements of operations as they are predictable and recurring in nature, not subject to contingent repayment and cash-settled each quarter.

Incentive Fees

Incentive fees earned on the performance of certain fund structures are recognized based on the fund’s performance during the period, subject to the achievement of minimum return levels in accordance with the respective terms set out in each fund’s investment management agreement. Incentive fees are realized at the end of a measurement period, typically annually. Once realized, such fees are no longer subject to reversal. The Company recognizes incentive fee revenue only when the amount is realized and no longer subject to reversal.

Administrative, Transaction and Other Fees

Administrative, transaction and other fees are comprised of fee income earned from services provided to portfolio companies, dealer manager revenue, and administrative fees reimbursed by products managed by the Company (“Owl Rock products”).

Fee income is earned for services provided to portfolio companies, which may include arrangement, syndication, origination, structuring analysis, capital structure and business plan advice and other services. The fees are recognized as income when the services rendered are completed.

Dealer manager revenue consists of commissions earned for providing distribution services to certain Owl Rock products. Dealer manager revenue is recorded on an accrual basis as earned.

Administrative fees represent expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. The Company may incur certain costs in connection with satisfying its performance obligations for investment management services or similar agreements – primarily employee travel costs – for which it receives reimbursements from its customers under the administrative agreements or similar agreements with Owl Rock products. For reimbursable travel costs, the Company concluded it controls the services provided by its employees and other parties and, therefore, is acting as principal. For reimbursable costs incurred in connection with satisfying its performance obligations for administration services, the Company concluded it does not control, with the exception of the allocable compensation and employee travel costs, the services provided by its employees and other parties and, therefore, is acting as agent. Accordingly, the Company records expenses for which it is acting as the principal on a gross basis within administrative, transaction and other fees, general, administrative and other expenses, compensation and benefits and records costs for which it is agent on a net basis within due from affiliates, net, within the consolidated statements of financial condition.

Compensation and Benefits

Compensation and benefits consist of salaries, bonuses, commissions, long-term deferral programs, benefits and payroll taxes. Compensation is accrued over the related service period and long-term deferral program awards are paid out based on the various vesting dates.

On September 15, 2020, the Company issued a special incentive award (the “Award”). The Award is determined in relation to the fair value of Owl Rock, measured by an independent third party valuation firm, was fully vested upon issuance, will be settled in cash and is subject to the terms and conditions of the Award. The Award is classified as a liability and will be remeasured at fair value, which is equal to its settlement value, each reporting period until it is settled. The Award incurred a non-cash compensation expense of $90.5 million in 2020 and it is included in compensation and benefits within the consolidated statements of operations and accrued compensation within the consolidated statements of financial condition.

On December 28, 2020, the Company entered into an agreement to convert the cash settled Award into 9.05 million restricted stock units of Blue Owl common stock upon closing of the transaction. As this modification is contingent upon the closing of the transaction, it will not be recognized until the contingency is resolved.

Revenue Recognition

Revenues consist primarily of management fees, incentive fees and administrative and other transaction fees. Effective January 1, 2018, the Company adopted the Financial Accounting Standards Board (“FASB”) Topic 606 (“ASC 606”), Revenue from Contracts with Customers.

Pursuant to ASC 606, the Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Under this standard, revenue is based on a contract with a determinable transaction price and distinct performance obligations with probable collectability. Revenues cannot be recognized until the performance obligation(s) are satisfied and control is transferred to the customer.

Management Fees

Management fees are recognized over the period in which the investment management services are performed because customers simultaneously consume and receive benefits continuously over time. Payment terms and fee rates of management fees vary by fund. Management fees are generally based upon a defined percentage of average fair value of gross assets (excluding cash) or average fair value of gross assets (excluding cash) plus undrawn commitments in the case of the Company’s business development companies (“BDCs”), or fair value of gross assets (excluding cash), fair value of investments plus undrawn commitments, or invested capital in the case of the Company’s long-dated private funds (“Private Debt funds”) and separately managed accounts (“Managed Accounts”). The contractual terms of management fees vary by fund structure and investment strategy.

Management fees also include a fee based on the net investment income of the Company’s BDCs, Owl Rock Capital Corporation, Owl Rock Capital Corporation II, Owl Rock Technology Finance Corp. and Owl Rock Core Income Corp. (and should such BDC be listed in the future, Owl Rock Capital Corporation III, collectively, “BDC Part I Fees”), which are subject to performance hurdles. Such BDC Part I Fees are classified as management fees in the consolidated statements of operations as they are predictable and recurring in nature, not subject to contingent repayment and cash-settled each quarter.

Incentive Fees

Incentive fees earned on the performance of certain fund structures are recognized based on the fund’s performance during the period, subject to the achievement of minimum return levels in accordance with the respective terms set out in each fund’s investment management agreement. Incentive fees are realized at the end of a measurement period, typically annually. Once realized, such fees are no longer subject to reversal. The Company recognizes incentive fee revenue only when the amount is realized and no longer subject to reversal.

Administrative, Transaction and Other Fees

Administrative, transaction and other fees are comprised of fee income earned from services provided to portfolio companies, dealer manager revenue, and administrative fees reimbursed by products managed by the Company (“Owl Rock products”).

Fee income is earned for services provided to portfolio companies, which may include arrangement, syndication, origination, structuring analysis, capital structure and business plan advice and other services. The fees are recognized as income when the services rendered are completed.

Dealer manager revenue consists of commissions earned for providing distribution services to certain Owl Rock products. Dealer manager revenue is recorded on an accrual basis as earned.

Administrative fees represent expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. The Company may incur certain costs in connection with satisfying its performance obligations for investment management services or similar agreements – primarily employee travel costs – for which it receives reimbursements from its customers under the administrative agreements or similar agreements with Owl Rock products. For reimbursable travel costs, the Company concluded it controls the services provided by its employees and other parties and, therefore, is acting as principal. For reimbursable costs incurred in connection with satisfying its performance obligations for administration services, the Company concluded it does not control, with the exception of the allocable compensation and employee travel costs, the services provided by its employees and other parties and, therefore, is acting as agent. Accordingly, the Company records expenses for which it is acting as the principal on a gross basis within administrative, transaction and other fees and general, administrative and other expenses, and records costs for which it is agent on a net basis within due from affiliates, net, within the consolidated statements of financial condition.

Compensation and Benefits

Compensation and benefits consist of salaries, bonuses, commissions, long-term deferral programs, benefits and payroll taxes. Compensation is accrued over the related service period and long-term deferral program awards are paid out based on the various vesting dates.

On September 15, 2020, the Company issued a special incentive award (the “Award”). The Award is determined in relation to the fair value of Owl Rock, measured by an independent third party valuation firm, was fully vested upon issuance, will be settled in cash and is subject to the terms and conditions of the Award. The Award is classified as a liability and will be remeasured at fair value, which is equal to its settlement value, each reporting period until it is settled. The Award incurred a non-cash compensation expense of $90.5 million in 2020 and it is included in compensation and benefits within the consolidated statements of operations and accrued compensation within the consolidated statements of financial condition.

On December 28, 2020, the Company entered into an agreement to convert the cash settled Award into 9.05 million restricted stock units of Blue Owl common stock upon closing of the transaction. As this modification is contingent upon the closing of the transaction, it will not be recognized until the contingency is resolved.

Deferred Financing Costs

Deferred Financing Costs

The Company records expenses related to debt obligations as deferred financing costs. These expenses are deferred and evenly amortized over the life of the related debt instrument and included within interest expense within the consolidated statements of operations. Deferred financing costs are presented on the consolidated statements of financial condition as a direct deduction from the outstanding debt obligations liability.

Deferred Financing Costs

The Company records expenses related to debt obligations as deferred financing costs. These expenses are deferred and evenly amortized over the life of the related debt instrument and included within interest expense within the consolidated statements of operations. Deferred financing costs are presented on the consolidated statements of financial condition as a direct deduction from the outstanding debt obligations liability.

Income Taxes

Income Taxes

Certain subsidiaries of the Company (the “Taxable Partnerships”) are treated as partnerships for federal income tax purposes and, accordingly, are generally not subject to federal and state income taxes, as such taxes are the responsibility of certain direct and indirect owners of the Taxable Partnerships. However, the Taxable Partnerships are subject to Unincorporated Business Tax in New York City and Connecticut at 4.00% and 6.99%, respectively (“UBT”) and other state taxes. Certain subsidiaries of the Company (the “Taxable Corporations”) are domestic and foreign corporations. Depending on the domicile of the Taxable Corporations, their income is subject to either U.S. federal, state and local income taxes or foreign income taxes (for which a foreign tax credit can generally offset U.S. corporate taxes imposed on the same income).

The Company accounts for income taxes and UBT using the asset and liability method under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, and their respective tax basis by applying statutory tax rates. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not, that some or all of the deferred tax asset will not be realized. Interest and penalties, if any, assessed under the relevant tax law are recognized as incurred within income tax expense in the consolidated statements of operations. Based on the available evidence, the Company has determined that it is more likely than not that all deferred tax assets will be realized and that a valuation allowance is not needed as of March 31, 2021 and December 31, 2020.

The Company is required to determine whether its tax positions are more-likely-than-not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. Tax positions not deemed to meet a more-likely-than-not standard would be recorded as a tax expense in the current period. At December 31, 2020, there were no uncertain tax positions meeting the above recognition criteria. The Taxable Partnerships and the Taxable Corporations file U.S. Federal, state and local tax returns as well as foreign tax returns. Deferred tax expense (benefit) is included in the accompanying consolidated statements of operations.

Income Taxes

Certain subsidiaries of the Company (the “Taxable Partnerships”) are treated as partnerships for federal income tax purposes and, accordingly, are generally not subject to federal and state income taxes, as such taxes are the responsibility of certain direct and indirect owners of the Taxable Partnerships. However, the Taxable Partnerships are subject to Unincorporated Business Tax in New York City and Connecticut at 4.00% and 6.99%, respectively (“UBT”) and other state taxes. Certain subsidiaries of the Company (the “Taxable Corporations”) are domestic and foreign corporations. Depending on the domicile of the Taxable Corporations, their income is subject to either U.S. federal, state and local income taxes or foreign income taxes (for which a foreign tax credit can generally offset U.S. corporate taxes imposed on the same income).

The Company accounts for income taxes and UBT using the asset and liability method under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, and their respective tax basis by applying statutory tax rates. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not, that some or all of the deferred tax asset will not be realized. Interest and penalties, if any, assessed under the relevant tax law are recognized as incurred within income tax expense in the consolidated statements of operations. Based on the available evidence, the Company has determined that it is more likely than not that all deferred tax assets will be realized and that a valuation allowance is not needed as of December 31, 2020 and 2019.

The Company is required to determine whether its tax positions are more-likely-than-not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. Tax positions not deemed to meet a more-likely-than-not standard would be recorded as a tax expense in the current period. At December 31, 2020 and 2019, there were no uncertain tax positions meeting the above recognition criteria. The Taxable Partnerships and the Taxable Corporations file U.S. Federal, state and local tax returns as well as foreign tax returns. Deferred tax expense (benefit) is included in the accompanying consolidated statements of operations.

New Accounting Pronouncements

New Accounting Pronouncements

The Company considers the applicability and impact of all ASUs issued. ASUs not listed below were assessed and either determined to be not applicable or expected to have minimal impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASU 2018-19, ASU 2019-04, ASU 2019-05, and ASU 2019-11 (collectively, “ASU 2016-13”). The objective of the guidance in ASU 2016-13 is to allow entities to recognize estimated credit losses in the period that the change in valuation occurs. ASU 2016-13 requires an entity to present financial assets measured on an amortized cost basis on the balance sheet net of an allowance for credit losses. Available for sale and held to maturity debt securities are also required to be held net of an allowance for credit losses. The guidance is effective for fiscal periods beginning after December 15, 2022. The guidance should be applied using a modified retrospective approach. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments in this update related to separate financial statements of legal entities that are not subject to tax should be applied on a retrospective basis for all periods presented. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. ASU 2019-12 is effective for annual reporting periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). The amendments in this update provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The temporary optional expedients and exceptions can be elected through December 31, 2022. The amendments in this update apply only to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. An entity may elect to adopt the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. An entity may elect to apply the amendments in ASU 2020-04 to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

New Accounting Pronouncements

The Company considers the applicability and impact of all accounting standard updates (“ASU”) issued. ASUs not listed below were assessed and either determined to be not applicable or expected to have minimal impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This ASU is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases will continue to be recognized in a manner similar to current accounting guidance. This pronouncement is effective for the Company beginning January 1, 2022, with early adoption permitted. We have not yet quantified the impact that the adoption of this pronouncement will have on our consolidated financial condition and/or results of operations.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. ASU 2018-17, amends ASC 810 to address whether indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For example, if a decision maker or service provider owns a 20 percent interest in a related party and that related party owns a 40 percent interest in the legal entity being evaluated, the decision maker’s or service provider’s indirect interest in the VIE held through the related party under common control should be considered the equivalent of an eight percent direct interest for determining whether its fees are variable interests. ASU 2018-17 is effective for annual reporting periods beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The guidance should be applied retrospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments in this update related to separate financial statements of legal entities that are not subject to tax should be applied on a retrospective basis for all periods presented. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. ASU 2019-12 is effective for annual reporting periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). The amendments in this update provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. An entity may elect to adopt the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. An entity may elect to apply the amendments in ASU 2020-04 to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.